Convertible Debentures (Details) - Schedule of convertible promissory note (Parentheticals) - Convertible Note [Member] - Spectrum Global Solutions, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 02, 2020
Barn 11 [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note (Parentheticals) [Line Items]
Debt instrument, interest rate	18.00%	18.00%
Debt instrument maturity date	Jun. 01, 2019	Jun. 01, 2019
SCS, LLC [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note (Parentheticals) [Line Items]
Debt instrument, interest rate			12.00%
Debt instrument maturity date	Mar. 30, 2020	Mar. 30, 2020
Convertible debentures, net of discount (in Dollars)	$ 0	$ 13,005
GS Capital Partners, LLC [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note (Parentheticals) [Line Items]
Debt instrument, interest rate	8.00%	8.00%
Debt instrument maturity date	Oct. 24, 2020	Oct. 24, 2020
Convertible debentures, net of discount (in Dollars)	$ 0	$ 23,986
Crown Bridge Partners, LLC, [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note (Parentheticals) [Line Items]
Debt instrument, interest rate	10.00%	10.00%
Debt instrument maturity date	Nov. 21, 2020	Nov. 21, 2020
Convertible debentures, net of discount (in Dollars)	$ 0	$ 58,648
Efrat Investments, LLC [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note (Parentheticals) [Line Items]
Debt instrument, interest rate	10.00%	10.00%
Debt instrument maturity date	Oct. 05, 2021	Oct. 05, 2021
Convertible debentures, net of discount (in Dollars)	$ 132,000	$ 132,000
SCS, LLC [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note (Parentheticals) [Line Items]
Debt instrument, interest rate	10.00%	10.00%
Debt instrument maturity date	Dec. 31, 2021	Dec. 31, 2021
Convertible debentures, net of discount (in Dollars)	$ 169,957	$ 169,957
Dominion Capital [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note (Parentheticals) [Line Items]
Debt instrument, interest rate	12.00%	12.00%
Debt instrument maturity date	Oct. 17, 2020	Oct. 17, 2020
Convertible debentures, net of discount (in Dollars)	$ 0	$ 105,752
Michael Roeske [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note (Parentheticals) [Line Items]
Debt instrument, interest rate	24.00%	24.00%
Convertible debentures, net of discount (in Dollars)	$ 0	$ 3,512
Joel Raven [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note (Parentheticals) [Line Items]
Debt instrument, interest rate	24.00%	24.00%
Convertible debentures, net of discount (in Dollars)	$ 0	$ 8,658
GS Capital Partners, LLC [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note (Parentheticals) [Line Items]
Debt instrument, interest rate	8.00%	8.00%
Debt instrument maturity date	Aug. 02, 2020	Aug. 02, 2020
Convertible debentures, net of discount (in Dollars)	$ 24,819	$ 24,819
Power Up Lending Group LTD One [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note (Parentheticals) [Line Items]
Debt instrument, interest rate	8.00%	8.00%
Debt instrument maturity date	Sep. 17, 2020	Sep. 17, 2020
Convertible debentures, net of discount (in Dollars)	$ 113,674	$ 113,674
Power Up Lending Group LTD Two [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note (Parentheticals) [Line Items]
Debt instrument, interest rate	8.00%	8.00%
Debt instrument maturity date	Jan. 22, 2021	Jan. 22, 2021
Convertible debentures, net of discount (in Dollars)	$ 53,051	$ 53,051
Power Up Lending Group LTD [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note (Parentheticals) [Line Items]
Debt instrument, interest rate	8.00%	8.00%
Debt instrument maturity date	Feb. 26, 2021	Feb. 26, 2021
Convertible debentures, net of discount (in Dollars)	$ 25,731	$ 45,125
Unsecured Debt [Member] | SCS, LLC [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note (Parentheticals) [Line Items]
Debt instrument, interest rate	24.00%	24.00%
Secured Debt [Member] | SCS, LLC [Member]
Convertible Debentures (Details) - Schedule of convertible promissory note (Parentheticals) [Line Items]
Debt instrument, interest rate	12.00%	12.00%
Debt instrument maturity date	Dec. 30, 2021	Dec. 30, 2021